12. INCOME TAXES: Schedule of Effective Income Tax Rate Reconciliation (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Details
Loss before income taxes	$ (997,369)	$ (826,840)
Expected income tax recovery	(271,000)	(247,000)
Permanent differences	4,000	19,000
Share issue costs	(22,000)	(14,000)
Change in unrecognized deductible temporary differences	289,000	242,000
Total deferred income tax (recovery) expense	$ 0	$ 0